Senior Unsecured Bonds - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 28, 2025	Oct. 17, 2024
Senior Unsecured Bonds | 2024 Bonds
Debt Instrument [Line Items]
Aggregate principal amount			$ 100
Borrowing limit			$ 200
Remaining borrowings available	$ 60
Unsecured Debt | March 2025 Bond Tap Issue Addendum
Debt Instrument [Line Items]
Aggregate principal amount		$ 40
Interest rate on bond		7.25%